Related Party Balances and Transactions - Schedule of Major Transactions with Related Parties (Details)	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)
Sales [Member] | Jiamei [Member]
Related Party Transaction [Line Items]
Transactions with related parties	$ 617,952	$ 78,721	$ 389,109
Rent expenses [Member] | Mrs. Cheng [Member]
Related Party Transaction [Line Items]
Transactions with related parties	1,664,855	212,086	1,628,850
Commission paid [Member] | Mr. Cheng [Member]
Related Party Transaction [Line Items]
Transactions with related parties	141,666	18,047	114,334
Commission paid [Member] | Mrs. Cheng [Member]
Related Party Transaction [Line Items]
Transactions with related parties	$ 696,462	$ 88,722	$ 225,979